Shareholders' Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Series 2 Warrants [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year:	1,285,260	1,292,280
Issuance			1,292,280
Exercised		(7,020)
Expired	(1,285,260)
Outstanding at end of year		1,285,260	1,292,280
Series 1 Warrants [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year:		1,292,280
Issuance			1,292,280
Exercised		(1,290,279)
Expired		(2,001)
Outstanding at end of year			1,292,280